Leases - Summary of Rents from Non-Cancelable Operating Leases Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable			$ 62,949
Less Than One Year [member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	$ 15,067	$ 17,938	15,067
Less Than Two Years [member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	13,445	13,460	10,716
Less Than Three Years [member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	11,496	11,819	11,252
Less Than Four Years [member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable	$ 1,850	$ 11,008	11,899
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable			12,583
More than five years [Member]
Disclosure of operating lease by lessee [Line Items]
Rents from non-cancelable operating leases payable			$ 1,432